Employee deferred compensation	12 Months Ended
Dec. 31, 2011
Employee deferred compensation

Payment of deferred compensation to employees is determined by the nature of the business, role, location and performance of the employee. Unless there is a contractual obligation, granting deferred compensation is solely at the discretion of senior management. Special deferred compensation granted as part of a contractual obligation is typically used to compensate new senior employees in a single year for forfeited awards from previous employers upon joining the Group. It is the Group’s policy not to make multi-year guarantees.

Compensation expense recognized in the consolidated statement of operations for share-based and other awards that were granted as deferred compensation is recognized in accordance with the specific terms and conditions of each respective award and is primarily recognized over the future requisite service and vesting period, which is determined by the plan, retirement eligibility of employees, moratorium periods and certain other terms. Compensation expense for share-based and other awards that were granted as deferred compensation also includes the current estimated outcome of applicable performance criteria, estimated future forfeitures and mark-to-market adjustments for certain cash awards that are still outstanding.

The following tables show the compensation expense for deferred compensation awards granted in 2011 and prior years that was recognized in the consolidated statements of operations during 2011, 2010, and 2009, the total shares delivered, the estimated unrecognized compensation expense for deferred compensation awards granted in 2011 and prior years outstanding as of December 31, 2011 and the remaining requisite service period over which the estimated unrecognized compensation expense will be recognized. The estimated unrecognized compensation expense was based on the fair value of each award on the grant date and included the current estimated outcome of relevant performance criteria and estimated future forfeitures but no estimate for future mark-to-market adjustments. The recognition of compensation expense for the deferred compensation awards granted in January 2012 began in 2012 and thus had no impact on the 2011 consolidated financial statements.

Deferred compensation expense
in	2011	2010	2009

Deferred compensation expense (CHF million)

Share awards	767	294	331

Adjustable Performance Plan awards	1,106	963	–

Restricted Cash Awards	253	–	–

Scaled Incentive Share Units	415	561	–

Incentive Share Units	174	723	1,526

Cash Retention Awards	0	578	822

Performance Incentive Plans (PIP I and PIP II) [1]	0	(1)	(21)

2008 Partner Asset Facility awards [2]	3	45	629

Other cash awards	334	422	431

Total deferred compensation expense	3,052	3,585	3,718

Total shares delivered (million)

Total shares delivered	24.2	47.3	39.1

1 Includes claw backs. 2 Represents the change in the underlying fair value of the indexed assets during the period. 2009 also included the vesting of the remaining 33.3% in the first quarter.

Additional information
end of	2011

Estimated unrecognized compensation expense (CHF million)

Share awards	1,100

Adjustable Performance Plan awards	569

Restricted Cash Awards	167

Scaled Incentive Share Units	211

Incentive Share Units	85

Other cash awards	87

Total	2,219

Aggregate remaining weighted-average requisite service period (years)

Aggregate remaining weighted-average requisite service period	1.5

Does not include the estimated unrecognized compensation expense relating to grants made in 2012 for 2011.

Fair value assumptions for share-based compensation
In estimating the fair value for shared-based compensation, where an observable independent quoted market price is not available, the fair value is calculated on the grant date based on valuation techniques and/or option-pricing models that most accurately reflect the substantive characteristics of the instrument being valued. The underlying assumptions used in the models are determined based on management’s assessment of the current market and historical information available as of the grant date that marketplace participants would likely use in determining an exchange price for the instruments.

The inputs for expected volatility used in estimating fair values were based upon the implied market volatility of traded options on Group shares, the historical volatility of the Group shares and other relevant factors that indicate how the future is expected to differ from the past. The expected dividend cash flows were based on a future dividend cash flow assumption which was based on market expectations. The expected risk-free interest rate was based on the current London Interbank Offered Rate (LIBOR) rate as of the grant date that corresponds with the expected term of the award. LIBOR rates were used as a proxy for risk-free interest rates because zero-coupon government issues do not exist in Switzerland. The expected term represents the period of time that the awards were expected to be outstanding and was generally based on the contractual term of each instrument.

The following table illustrates the significant assumptions used to estimate the fair value of Scaled Incentive Share Units (SISUs) and Incentive Share Units (ISUs) granted in 2010 and 2009, based on the annual deferred compensation process.

Significant fair value assumptions
in	2010		2009

	SISU	ISU	ISU

Significant fair value assumptions

Expected volatility, in %	33.42	33.52	62.97

Expected dividend cash flows, in CHF
2009	–	–	0.10

2010	1.45	1.45	0.60

2011	1.55	1.55	1.00

2012	1.65	1.65	–

2013	1.75	–	–

Expected risk-free interest rate, in %	1.26	1.00	1.24

Expected term, in years	4	3	3

Share awards
Share awards granted in January 2012 are similar to those granted in January 2011 and are awarded to all employees with total compensation above CHF/USD 250,000 or the local currency equivalent, and covered employees (employees whose activities are considered to have a potentially material impact on the Group’s risk profile) with the exception of all managing directors in Investment Banking and all directors in Investment Banking who are covered employees. The share awards, which have a three-year vesting period, replaced other plans introduced in prior years, including SISUs, ISUs and the Performance Incentive Plan (PIP), in an effort to align the interests of the Group’s employees with those of the Group’s shareholders and the performance of the Group. Each share award granted entitles the holder of the award to receive one Group share and does not contain a leverage component or a multiplier effect. The number of share awards was determined by dividing the deferred component of variable compensation being granted as shares by the average price of a Group share over the twelve business days ended January 18, 2012. One third of the share awards vests on each of the three anniversaries of the grant date. The value of these share awards is solely dependent on the Group share price at the time of delivery. Share awards granted in January 2011 have a four-year vesting period and vest one quarter on each of the four anniversaries of the grant date. Share awards include a two-year moratorium on early retirement, determined from the grant date.

The Group’s share awards include other awards, such as blocked shares, which were primarily used in previous years, and special awards, which may be granted to new employees. These awards entitle the holder to receive one Group share, subject to continued employment with the Group, contain restrictive covenants and cancellation provisions and generally vest between zero and five years.

On January 19, 2012, the Group granted 20.0 million share awards with a total value of CHF 438 million. The fair value of each share award was CHF 23.90, equivalent to the Group’s closing share price on the grant date. The estimated unrecognized compensation expense of CHF 464 million was determined based on the fair value of the award at the grant date, including the current estimate of future forfeitures, and will be recognized over the three-year vesting period, subject to early retirement rules. On January 20, 2011, the Group granted 34.5 million share awards with a total value of CHF 1,430 million. The fair value of each share award was CHF 42.51, equivalent to the Group’s closing share price on the grant date.

In order to comply with regulatory requirements, the Group awarded an alternative form of share awards as a component of unrestricted cash to senior employees in a number of EU countries. For 2011 and 2010, these employees received 50% of the amount they otherwise would have received in cash in the form of blocked shares. The shares remain blocked for a period of time, which ranges from six months to three years, depending on the location, after which they are no longer subject to restrictions. On January 19, 2012, the Group granted 0.5 million blocked shares for approximately CHF 11 million that vested immediately upon grant, have no future service requirements and were attributed to services performed in 2011. On January 20, 2011, the Group granted 0.8 million blocked share for approximately CHF 35 million.

Share award activities
in	2011		2010		2009

	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF

Share award

Balance at beginning of period	17.3	43.86	15.5	45.67	20.8	61.83

Granted	40.5	41.08	7.2	45.38	8.3	40.37

Settled	(7.6)	43.32	(5.0)	48.43	(12.8)	69.07

Forfeited	(2.1)	43.39	(0.4)	51.65	(0.8)	53.33

Balance at end of period	48.1	41.91	17.3	43.86	15.5	45.67

of which vested	1.8	–	1.3	–	1.2	–

of which unvested	46.3	–	16.0	–	14.3	–

Performance share awards
Members of the Executive Board, managing directors and all other covered employees received a portion of their deferred variable compensation in the form of performance share awards, which are subject to claw-back provisions. Performance share awards vest over three years, such that one third of the share awards vest on each of the three anniversaries of the date of the award. Each performance share award granted entitles the holder of the award to receive one Group share. Unlike the share awards, however, the unvested performance share awards are subject to a downward adjustment in the event of a divisional loss or a negative Group ROE. For employees in Investment Banking, Private Banking and Asset Management, the outstanding performance share awards are subject to a downward adjustment in the event of a loss in that division, unless there is a negative Group ROE, which would call for a downward adjustment that is greater than the divisional adjustment for the year, in which case the downward adjustment is based on the Group’s negative ROE. For employees in Shared Services and other support functions, the downward adjustment only applies in the event of a negative Group ROE and is not linked to the performance of the divisions. Performance share awards include a two-year moratorium on early retirement, determined from the grant date.

On January 19, 2012, the Group granted 23.5 million performance share awards with a total value of CHF 516 million. The fair value of each performance share award was CHF 23.90, equivalent to the Group’s closing share price on the grant date. The estimated unrecognized compensation expense of CHF 546 million was determined based on the fair value of the award as of the grant date, including the current estimated outcome of the relevant performance criteria and estimated future forfeitures, and will be recognized over the three-year vesting period, subject to early retirement rules.

2011 Partner Asset Facility
As part of the 2011 annual compensation process, the Group awarded a portion of their deferred variable compensation for senior employees in the form of 2011 Partner Asset Facility (PAF2) units. PAF2 units are essentially fixed income structured notes that are exposed to a portion of the credit risk that arises in the Group’s derivative activities, including both current and possible future swaps and other derivative transactions. The value of the award (for both the interest accrual and the final redemption) will be reduced if the amount of realized credit losses from a specific reference portfolio exceeds a pre-defined threshold. The Group will bear the first USD 500 million of such losses and the PAF2 holders will bear any losses in excess of USD 500 million, up to the full amount of the deferred compensation awarded. As a result, the PAF2 plan is a transfer of risk from the Group to employees.

Employees at the managing director and director levels, including certain members of the Executive Board, received PAF2 awards. The PAF2 awards will vest in the first quarter of 2012. The award holders are subject to non-compete and non-solicit provisions that result in the cancellation of the award upon voluntary termination of employment for three years from the grant date.

The PAF2 units have a stated maturity of four years, but may be extended to nine years at the election of either the Group or the holders acting collectively. This election will not be made later than the end of the third year following the grant date. PAF2 units are denominated in Swiss francs and US dollars. Holders will receive a semi-annual cash interest payment equivalent to an annual return of 5% (CHF-denominated awards) or 6.5% (USD-denominated awards) applied to the then current balance of the PAF2 units. At maturity, PAF2 holders will receive a final settlement in an amount equal to the original award value less any losses. The Group can settle the PAF2 units in cash or an equivalent value in shares at its discretion.

As the Basel III framework will require higher minimum capital standards, the Group included the share settlement feature in the PAF2 plan when it developed the plan towards the end of 2011, to provide for additional flexibility in our capital management. The Group discussed this new compensation plan with the Swiss Financial Markets Supervisory Authority (FINMA) as it was developed and certain amendments were made to the plan as a result of those discussions shortly before the plan was approved by the Compensation Committee in January 2012.

In January 2012, the Group awarded PAF2 units with a fair value of CHF 499 million. As of the grant date, March 1, 2012, the estimated unrecognized compensation expense was CHF 540 million, which will be recognized in the first quarter of 2012 as the awards will have fully vested as of March 31, 2012. Compensation expense will continue to be updated at each reporting period date to reflect any change in the underlying fair value of the PAF2 awards until the awards are finally settled.

Adjustable Performance Plan awards
The Adjustable Performance Plan is a deferred, cash-based plan for the Executive Board, managing directors and directors. The Group introduced and granted Adjustable Performance Plan awards as part of deferred compensation for 2009 (2009 Adjustable Performance Plan). The Group continued to grant Adjustable Performance Plan awards as part of deferred compensation for 2010 (2010 Adjustable Performance Plan) and amended and simplified certain features in the 2010 Adjustable Performance Plan.

The 2009 Adjustable Performance Plan awards are subject to a three-year, pro-rata vesting schedule. The final value of the Adjustable Performance Plan awards paid out to individual employees may be adjusted positively or negatively from the initial amount awarded on the grant date, depending on the financial performance of the specific business areas and the Group ROE, and the value paid out each year for vested awards will reflect these adjustments as described below.

For revenue-generating employees in the divisions, outstanding Adjustable Performance Plan awards can be adjusted positively or negatively depending on the financial performance of the specific business areas in which the employees work. The adjustments are determined on an annual basis by calculating the profit or loss before variable compensation expense and taxes (adjusted profit or adjusted loss) of the business area in which the employee worked at the time of grant and in consideration of the Group ROE. In the case of a business area adjusted profit and a positive Group ROE for the year, all outstanding Adjustable Performance Plan awards will be positively adjusted using the Group ROE percentage for that year as a multiplier. In the case of a business area adjusted profit but a negative Group ROE for the year, there will be no adjustment to all outstanding Adjustable Performance Plan awards. In the case of a business area adjusted loss during any of the three years in the vesting period, a negative adjustment will be applied to all outstanding Adjustable Performance Plan awards in the year of loss, irrespective of the Group ROE.

For employees in Shared Services and other support functions, as well as for all Executive Board members, all outstanding Adjustable Performance Plan awards are linked to the Group’s adjusted profit or loss and the Group ROE, but are not dependent upon the adjusted profit or loss of the business areas that they support. Only an adjusted loss of the Group will trigger a negative adjustment of all outstanding Adjustable Performance Plan awards. This link to Group performance is intended to ensure that the compensation of employees in support functions is not directly linked to the performance of the businesses they support.

The 2010 Adjustable Performance Plan awards are similar to the 2009 Adjustable Performance Plan awards, except the pro rata vesting will occur over a four-year period and the outstanding 2010 Adjustable Performance Plan awards will be subject to annual adjustments, increasing or decreasing the outstanding balances by a percentage equal to the Group ROE, unless the division that granted the awards incurs a pre-tax loss. In this case, outstanding awards in that division will be subject to a negative adjustment of 15% for every CHF 1 billion of loss, unless a negative Group ROE applies for that year and is greater than the divisional adjustment.

On January 20, 2011 and January 21, 2010, the Group granted Adjustable Performance Plan awards with a total value of CHF 1,102 million and CHF 1,187 million, respectively.
Restricted Cash Award
The cash component of variable compensation is generally free from conditions. However, managing directors in Investment Banking received the cash component of variable compensation for in 2010 in the form of a Restricted Cash Award with ratable vesting over a two-year period and other restrictive covenants and provisions. Restricted Cash Awards were paid in the first quarter of 2011 and must be repaid by the employee, either in part or in full, if a claw-back event such as voluntary termination of employment or termination for cause occurs during the vesting period.

On January 20, 2011, the Group granted Restricted Cash Awards with a total value of CHF 465 million.
Scaled Incentive Share Unit
The SISU plan is a share-based, long-term incentive plan for managing directors and directors. SISUs were granted in January 2010 as part of the 2009 deferred compensation. SISUs are similar to ISUs (refer to Incentive Share Unit below) except with four-year vesting, subject to early retirement rules, and the leverage component contains an additional performance condition which could increase or decrease the number of any additional shares. The base component of the SISUs awarded on the grant date will vest equally over the four-year vesting period whereas the leverage component will only vest on the fourth anniversary of the grant date. The new performance condition links the final delivery of additional shares to the Group average ROE and if the Group average ROE over the four-year period is higher than a pre-set target established as of the grant date, the number of additional shares calculated by reference to the average Group share price increase will be adjusted positively, and if it is below the target, the number of additional shares will be adjusted negatively, but not below zero. The final number of additional shares to be delivered at the end of the four-year period is therefore determined first on the basis of the Group share price development (share price multiplier) and then on the basis of the Group average ROE development (ROE multiplier). Group shares are delivered shortly after the SISU base component and SISU leverage component vest. SISUs include a two-year moratorium on early retirement, determined from the grant date.

On January 21, 2010, the Group granted 21.1 million SISUs. The fair value of the 2010 SISU base unit was CHF 50.30 and the fair value of the 2010 SISU leverage units was CHF 13.44. For the SISUs granted in January 2010, the number of additional shares per SISU was capped at a maximum of three times the grant date value, with a delivery of no more than three shares, prior to the application of the scaling factor, which can be as high as up to 2.5.

Scaled Incentive Share Unit activities
in	2011	2010

Number of awards (million)

Balance at beginning of period	20.4	–

Granted	–	21.1

Settled	(5.1)	(0.2)

Forfeited	(0.6)	(0.5)

Balance at end of period	14.7	20.4

of which vested	1.0	0.2

of which unvested	13.7	20.2

Incentive Share Unit
ISUs were the main form of share-based deferred compensation for all employees from 2006 to 2009. For 2009, ISUs were used for the deferred compensation awards granted to employees up to and including vice presidents. An ISU is similar to a share, but offers additional upside depending on the development of the Group share price, compared to predefined targets set on the grant date. For each ISU granted, the employee will receive at least one Group share (ISU base unit) over a three-year vesting period and could receive additional shares (ISU leverage unit) at the end of the three-year vesting period. The number of ISU leverage units to be converted to additional shares is calculated by multiplying the total number of ISU base units granted, less forfeitures, by a share price multiplier. The share price multiplier is determined based on the actual increase in the weighted-average monthly share price during the contractual term of the award versus the share price at grant date. One third of the ISU base units vests at the first anniversary of the grant date, one third at the second anniversary of the grant date and one third at the third anniversary. The ISU leverage units vest only on the third anniversary of the grant date. Group shares are delivered shortly after the ISU base units and the ISU leverage units vest. ISUs include a two-year moratorium on early retirement, determined from the grant date.

On January 21, 2010 and January 21, 2009, the Group granted 6.0 million and 26.1 million ISUs, respectively. The fair value of the 2010 and 2009 ISU base units were CHF 50.30 and CHF 23.70, respectively, and the fair value of the 2010 and 2009 ISU leverage units were CHF 13.45 and CHF 6.98, respectively. For the ISUs granted in January 2010 and 2009, the number of additional shares per ISU was capped at a maximum of three times the grant value, with a delivery of no more than five shares.

The ISU leverage units granted in 2007 were settled in the first quarter of 2011 and did not have a value at settlement as the Group share price performance was below the minimum predefined target of CHF 58.45.

Incentive Share Unit activities
in	2011	2010	2009

Number of awards (million)

Balance at beginning of period	37.7	41.5	59.8

Granted [1]	–	6.0	26.4

Settled	(23.3)	(8.4)	(43.6)

Forfeited	(1.1)	(1.4)	(1.1)

Balance at end of period	13.3	37.7	41.5

of which vested	1.4	3.9	2.7

of which unvested	11.9	33.8	38.8

1 Includes ISUs granted in January and through out the year.

Cash Retention Awards
For 2008, managing directors across all divisions, all directors in Investment Banking and, to the extent the cash component of compensation exceeded CHF 300,000, directors in Private Banking, Asset Management and Shared Services received deferred compensation in the form of Cash Retention Awards (CRA). These CRA payments, which were made in the first quarter of 2009, were subject to vesting ratably over a two-year period and other conditions, and any unvested CRA would have had to be repaid if a claw-back event, such as voluntary termination of employment, occurs. These awards were fully vested in January 2011.

Performance Incentive Plan
As part of its annual deferred compensation process for 2004 and 2005, the Group granted PIP units during 2005 (PIP I) and 2006 (PIP II), respectively. PIP units were long-term retention incentive awards requiring continued employment with the Group, subject to restrictive covenants and cancellation provisions, and vested evenly over a five-year period. Each PIP unit settled for a specified number of Group shares subsequent to the fifth anniversary of the grant date based on the achievement of: (i) earnings performance as compared to predefined targets (performance conditions); and (ii) Group share price performance compared to predefined targets and relative to peers (market conditions). The performance conditions determined the multiplier used to convert the initial PIP units into the final number of PIP units. The market conditions determined the number of Group shares that each final PIP unit converted into at settlement.

The PIP I units granted in 2005 were settled in April 2010 in accordance with the terms and conditions of the plan and each outstanding PIP I unit settled for approximately 4.8 Group shares. The PIP II units granted in 2006 were settled in March 2011 and each outstanding PIP unit had no value at settlement as the Group share price performance was below the minimum predefined target of CHF 47.

Performance Incentive Plan activities
in	2011	2010		2009

	PIP II	PIP II	PIP I	PIP II	PIP I

Number of awards (million)

Balance at beginning of period	6.1	6.2	11.9	6.4	12.2

Settled	(6.1)	0.0	(11.7)	0.0	0.0

Forfeited	0.0	(0.1)	(0.2)	(0.2)	(0.3)

Balance at end of period	0.0	6.1	0.0	6.2	11.9

of which vested	–	5.3	0.0	4.5	10.2

of which unvested	–	0.8	0.0	1.7	1.7

2008 Partner Asset Facility
As part of the 2008 annual compensation process, the Group granted employees in Investment Banking with a corporate title of managing director or director the majority of the deferred compensation in the form of 2008 Partner Asset Facility (PAF) awards, denominated in US dollars. The PAF awards are indexed to, and represent a first-loss interest in, a specified pool of illiquid assets (Asset Pool) that originated in Investment Banking.

The notional value of the Asset Pool was based on the fair market value of the assets within the Asset Pool on December 31, 2008, and those assets will remain static throughout the contractual term of the award or until liquidated. The PAF holders will participate in the potential gains on the Asset Pool if the assets within the pool are liquidated at prices above the initial fair market value. If the assets within the Asset Pool are liquidated at prices below the initial fair market value, the PAF holders will bear the first loss on the Asset Pool. As a result, a significant portion of risk positions associated with the Asset Pool has been transferred to the employees and removed from the Group’s risk-weighted assets, resulting in a reduction in capital usage.

The PAF awards, which have a contractual term of eight years, are fully vested. 66.7% of the PAF awards were fully vested upon grant and attributed to services performed in 2008 and 33.3% of the PAF awards vested over the first three months of 2009. All PAF awards remain subject to non-compete/non-solicit provisions that expire in respect of one third of the awards on each of the three anniversaries of the grant date. Each PAF holder will receive a semi-annual cash interest payment of LIBOR plus 250 basis points applied to the notional value of the PAF award granted throughout the contractual term of the award. Beginning in the fifth year after the grant date, the PAF holders will receive an annual cash payment equal to 20% of the notional value of the PAF awards if the fair market value of the Asset Pool in that year has not declined below the initial fair market value of the Asset Pool. In the final year of the contractual term, the PAF holders will receive a final settlement in cash equal to the notional value, less all previous cash payments made to the PAF holder, plus any related gains or less any related losses on the liquidation of the Asset Pool.

On January 21, 2009, the Group granted PAF awards to employees with a total notional value of CHF 686 million. Compensation expense will be updated at each reporting period date to reflect any change in the underlying fair value of the PAF awards until the awards are finally settled.

Effective December 31, 2011, existing PAF holders were given a voluntary election to make a value-for-value exchange of their existing PAF awards for a new PAF award linked to an expanded portfolio of reference assets. As of the date of the election, approximately 35% of employees holding PAF awards elected to exchange their existing PAF award for the new PAF awards. There was no impact on compensation expense for 2011.

Other cash awards
Other cash awards consist of voluntary deferred compensation, proprietary trading and employee investment plans. The compensation expense related to these awards was primarily driven by mark to market and performance adjustments, as the majority of the awards are fully vested.

Share options
Options were a substantial component of the Group’s share-based program prior to 2004. The Group discontinued the practice of issuing options and all of the original grants have vested. Share options were granted with an exercise price equal to the market price of Group shares on the grant date and expire after ten years.

There were no options granted during 2011, 2010 and 2009. As of December 31, 2011, there was no aggregate intrinsic value of options outstanding or exercisable and the weighted-average remaining contractual term was 0.6 years. As of the exercise date, the total intrinsic value of options exercised during 2011, 2010 and 2009 was CHF 1 million, CHF 8 million and CHF 10 million, respectively. Cash received from option exercises during 2011, 2010 and 2009 was CHF 2 million, CHF 32 million and CHF 30 million, respectively. In January 2012, 8.7 million options expired.

Share option activities
in	2011		2010		2009

	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF

Share options

Balance at beginning of period	29.8	64.58	34.9	63.49	39.0	62.19

Exercised	(0.1)	31.78	(0.8)	40.12	(0.7)	40.80

Settled	0.0	0.00	0.0	0.00	(0.3)	68.36

Forfeited	0.0	0.00	0.0	0.00	0.0	70.95

Expired	(12.8)	82.61	(4.3)	60.37	(3.1)	52.05

Balance at end of period	16.9	51.00	29.8	64.58	34.9	63.49

of which exercisable at end of period	16.9	51.00	29.8	64.58	34.8	63.49

Delivered shares
In the past, the Group typically met its obligations to deliver share awards under its compensation programs by purchasing treasury shares in the market and by entering into third-party hedge instruments. During 2011, the Group decided to settle outstanding share-based compensation awards in 2011 and 2012 primarily through the issuance of shares from conditional capital.

Bank
Employee deferred compensation

Deferred compensation for employees
> Refer to “Note 27 – Employee deferred compensation” in V – Consolidated financial statements – Credit Suisse Group for further information.
The following tables show the compensation expense for deferred compensation awards granted in 2011 and prior years that was recognized in the consolidated statements of operations during 2011, 2010, and 2009, the total shares delivered, the estimated unrecognized compensation expense for deferred compensation awards granted in 2011 and prior years outstanding as of December 31, 2011 and the remaining requisite service period over which the estimated unrecognized compensation expense will be recognized.

Deferred compensation expense
in	2011	2010	2009

Deferred compensation expense (CHF million)

Share awards	758	293	330

Adjustable Performance Plan awards	1,086	948	–

Restricted Cash Awards	252	–	–

Scaled Incentive Share Units	404	552	–

Incentive Share Units	172	713	1,498

Cash Retention Awards	0	574	819

Performance Incentive Plans (PIP I and PIP II) [1]	0	(2)	18

2008 Partner Asset Facility awards [2]	3	45	628

Other cash awards	325	410	420

Total deferred compensation expense	3,000	3,533	3,713

Total shares delivered (million)

Total shares delivered	23.6	46.7	38.1

1 Includes claw backs. 2 Represents the change in the underlying fair value of the indexed assets during the period. 2009 also included the vesting of the remaining 33.3% in the first quarter.

Additional information
end of	2011

Estimated unrecognized compensation expense (CHF million)

Share awards	1,089

Adjustable Performance Plan awards	559

Restricted cash awards	167

Scaled Incentive Share Units	208

Incentive Share Units	85

Other cash awards	77

Total	2,185

Aggregate remaining weighted-average requisite service period (years)

Aggregate remaining weighted-average requisite service period	1.5

Does not include the estimated unrecognized compensation expense relating to grants made in 2012 for 2011.

Fair value assumptions for share-based compensation
The following table illustrates the significant assumptions used to estimate the fair value of Scaled Incentive Share Units (SISUs) and Incentive Share Units (ISUs) granted in 2010 and 2009, based on the annual deferred compensation process.

Significant fair value assumptions
	2010		2009

	SISU	ISU	ISU

Significant fair value assumptions

Expected volatility, in %	33.42	33.52	62.97

Expected dividend cash flows, in CHF
2009	–	–	0.10

2010	1.45	1.45	0.60

2011	1.55	1.55	1.00

2012	1.65	1.65	–

2013	1.75	–	–

Expected risk-free interest rate, in %	1.26	1.00	1.24

Expected term, in years	4	3	3

Share awards
On January 19, 2012, the Bank granted 19.7 million share awards with a total value of CHF 432 million. The estimated unrecognized compensation expense of CHF 457 million was determined based on the fair value of the award as of the grant date, including the current estimate of future forfeitures, and will be recognized over the three-year vesting period, subject to early retirement rules. On January 20, 2011, the Bank granted 34.0 million share awards with a total value of CHF 1,408 million.

On January 19, 2012, the Bank granted 0.4 million blocked shares for approximately CHF 9 million that vested immediately upon grant, have no future service requirements and were attributed to services performed in 2011. On January 20, 2011, the Bank granted 0.7 million blocked shares for approximately CHF 30 million.

Performance share awards
On January 19, 2012, the Bank granted 23.2 million performance share awards with a total value of CHF 509 million. The fair value of each share award was CHF 23.90, equivalent to the Group’s closing share price on the grant date. The estimated unrecognized compensation expense of CHF 539 million was determined based on the fair value of the award as of the grant date, including the current estimated outcome of the relevant performance criteria and estimated future forfeitures, and will be recognized over the three-year vesting period, subject to early retirement rules.

Share award activities
	2011		2010		2009

	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF

Share award activities

Balance at beginning of period	17.3	43.86	15.5	45.67	20.5	58.90

Granted	39.8	41.03	7.1	45.30	8.1	40.35

Settled	(7.4)	43.39	(4.9)	48.39	(12.5)	69.36

Forfeited	(2.1)	43.39	(0.4)	51.65	(0.6)	53.33

Balance at end of period	47.6	41.91	17.3	43.86	15.5	45.67

of which vested	1.8		1.3	–	1.2	–

of which unvested	45.8		16.0	–	14.3	–

2011 Partner Asset Facility
In January 2012, the Bank awarded 2011 Partner Asset Facility (PAF2) units with a total value of CHF 497 million. As of the grant date, March 1, 2012, the estimated unrecognized expense was CHF 538 million, which will be recognized in the first quarter of 2012 as the awards will have fully vested as of March 31, 2012. Compensation expense will continue to be updated at each reporting period date to reflect any change in the underlying fair value of the PAF2 awards until the awards are finally settled.

Adjustable Performance Plan Awards
On January 20, 2011 and January 21, 2010, the Bank granted Adjustable Performance Plan awards with a total value of CHF 1,099 million and CHF 1,186 million, respectively.
Restricted Cash Award
On January 20, 2011, the Bank granted Restricted Cash Awards with a total value of CHF 465 million.
Scaled Incentive Share Unit
On January 21, 2010, the Bank granted 20.7 million SISUs.
Scaled Incentive Share Unit activities
	2011	2010

Number of awards (million)

Balance at beginning of period	20.0	–

Granted	–	20.7

Settled	(5.0)	(0.2)

Forfeited	(0.6)	(0.5)

Balance at end of period	14.4	20.0

of which vested	1.0	0.2

of which unvested	13.4	19.8

Incentive Share Unit
On January 21, 2010 and January 21, 2009, the Bank granted 6.0 million and 25.9 million ISUs, respectively.
The ISU leverage units granted in 2007 were settled in the first quarter of 2011 and did not have a value at settlement as the Group share price performance was below the minimum predefined target of CHF 58.45.

Incentive Share Unit activities
	2011	2010	2009

Number of awards (million)

Balance at beginning of period	37.2	40.2	59.3

Granted [1]	–	6.0	25.9

Settled	(23.0)	(8.2)	(42.8)

Forfeited	(1.0)	(0.8)	(2.2)

Balance at end of period	13.2	37.2	40.2

of which vested	1.4	3.9	2.7

of which unvested	11.8	33.3	37.5

1 Includes ISUs granted in January and through out the year.

Performance Incentive Plan
The Performance Incentive Plan (PIP) I units granted in 2005 were settled in April 2010 in accordance with the terms and conditions of the plan and each outstanding PIP I unit settled for approximately 4.8 Group shares. The PIP II units granted in 2006 were settled in March 2011 and each outstanding PIP unit had no value at settlement as the Group share price performance was below the minimum predefined target of CHF 47.

Performance Incentive Plan activities
	2011	2010		2009

	PIP II	PIP II	PIP I	PIP II	PIP I

Number of awards (million)

Balance at beginning of period	6.0	6.1	11.8	6.1	11.8

Settled	(6.0)	0.0	(11.6)	0.0	0.0

Forfeited	0.0	(0.1)	(0.2)	0.0	0.0

Balance at end of period	0.0	6.0	0.0	6.1	11.8

of which vested	–	5.2	–	4.3	10.1

of which unvested	–	0.8	–	1.8	1.7

2008 Partner Asset Facility
On January 21, 2009, the Bank granted Partner Asset Facility awards to employees with a total notional value of CHF 676 million.
Share options
There were no options granted during 2011, 2010 and 2009. As of December 31, 2011, there was no aggregate intrinsic value of options outstanding or exercisable and the weighted-average remaining contractual term was 0.6 year. As of the exercise date, the total intrinsic value of options exercised during 2011, 2010 and 2009 was CHF 1 million, CHF 8 million and CHF 9 million, respectively. Cash received from option exercises during 2011, 2010 and 2009 was CHF 2 million, CHF 32 million and CHF 27 million, respectively. During January 2012, 8.5 million options expired.

Share option activities
	2011		2010		2009

	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF	Number of share options in million	Weighted- average exercise price in CHF

Share options

Balance at beginning of period	28.3	63.94	32.8	62.68	36.6	61.41

Exercised	(0.1)	31.74	(0.8)	40.12	(0.7)	41.60

Settled	0.0	0.0	0.0	0.0	(0.1)	62.05

Expired	(11.7)	82.41	(3.7)	57.98	(3.0)	51.89

Balance at end of period	16.5	50.99	28.3	63.94	32.8	62.68

Exercisable at end of period	16.5	50.99	28.3	63.94	32.8	62.68